EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY
EQUITY

NOTE 16: — EQUITY

a.	Composition of share capital:

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	December 31, 2024		December 31, 2023

Ordinary shares of $0.00001 per share	350,000,000	49,726,906	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—	1,000,000	—

NOTE 16: — EQUITY (Cont.)

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January1, 2023	36,138,588
Issuance of Ordinary shares (see Notes 16c1 and 16c.3)	169,473
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of employees’ options into Ordinary shares	299,471
Balance as of December 31, 2023	47,894,688
Issuance of Ordinary shares (see Notes 16c.1 and 16c.4)	754,443
Vested RSU’s	460,259
Exercise of employees’ options into Ordinary shares	617,516
Balance as of December 31, 2024	49,726,906

c.	Issuance of Preferred and Ordinary shares:
1.	In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members.

In August 2023 in addition to the shares issued in 2021 and in 2022 the Company issued to one of the airline groups an additional amount of 59,368 Ordinary shares. These additional Ordinary shares were valued at the time of issuance at $184, which was recorded as an operating expense in profit and loss.

In October 2023 the Company issued to one of the airline groups an additional amount of 59,368 Ordinary shares. These additional Ordinary shares were issued valued at the time of issuance at $136, which was recorded as an operating expense in profit and loss.

In January 2024 and in May 2024 the Company issued an additional 55,806 and 59,368 Ordinary shares, respectively, to two of the airline groups. These Ordinary shares were, valued at an aggregate amount of $351, which was recorded as an operating expense in the consolidated statement of profit or loss.

2.	In January 2023 the Company issued Ordinary shares and converted the Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.
3.	In March 2023 and in December 2023 the Company issued 32,739 and 17,998 Ordinary shares, respectively, valued at the time of issuance at $113 and $58, respectively, to the seller of 7LFreight as a result of 7LFreight business achieving certain operating and financial milestones that were agreed to in the business combination.
4.	In August 2024, as part of the Shipsta Acquisition, the Company issued 539,966 Ordinary shares, valued at the time of issuance at $885 (see Note 5). In addition, 99,303 Ordinary shares were issued as part of the acquisition and are subject to certain restrictions and were retained for customary holdbacks and net working capital adjustments.

d.Rights attached to shares:

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at general meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.